STATEMENT OF NET ASSETS AVAILABLE FOR PLAN BENEFITS (Parenthetical) - shares	Jun. 30, 2025	Jun. 30, 2024
EBP 1998
EBP, Statement of Net Asset Available for Benefit [Line Items]
The Procter & Gamble Company common stock (in shares)	5,811	11,154